UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2008

Date of reporting period: July 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholder

PIMCO Strategic Global Government Fund, Inc.

Semi-Annual Report

July 31, 2008

PIMCO Strategic Global Government Fund, Inc. Letter to Shareholders

September 19, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Strategic Global Government Fund, Inc. (the “Fund”) for the fiscal six-months ended July 31, 2008.

The Federal Reserve Board (the “Fed”) reduced short-term interest rates twice during the period, moving the Federal Funds target from 3.00% at the beginning of the reporting period to 2.00% at period end. The Fed declined to change rates at its June meeting, citing inflationary pressures. Bonds and stocks both weakened during the period.

During the six-month period ended July 31, 2008, U.S. government bonds, as represented by the Lehman Brothers U.S. Treasuries Index declined 1.03%. The Fund’s benchmark, the Lehman Brothers Intermediate Aggregate Bond Index decreased 0.39% for the period. Global bonds, as represented by the Lehman Brothers Global Aggregate Bond Index, fell slightly through the period as investors alternately focused on economic slowing and rising inflation.

Please refer to the following pages for specific information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Pacific Investment Management Company LLC (“PIMCO”), the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	1

PIMCO Strategic Global Government Fund, Inc. Fund Insights

July 31, 2008 (unaudited)

•	For the six-months ended July 31, 2008, PIMCO Strategic Global Government Fund, Inc. (the “Fund”) returned (2.92)% on net asset value (“NAV”) and (1.35)% on market price.

•	Global yields rose during the first half of 2008 as increasing inflationary pressure caused investors to re-evaluate the future path of interest rates.

•

The Agency Mortgage-Backed Securities market sold off during the first half of the year; these securities experienced their best single month performance ever in April, while experiencing significant sell-offs in March, June, and July.

•

Emerging Markets spreads widened on a general “flight to quality” as continued deterioration in global credit markets and growing worries about an imminent slowdown in world economic activity weighed on spreads.

Drivers of performance:

•	A curve steepening bias detracted from performance as the front-end of the curve sold off relative to longer maturities.

•	An underweighting to duration versus the benchmark added to returns as yields rose.

•	An overweighting to mortgage duration versus swaps detracted from performance as the liquidity crisis drove mortgage spreads to their all time wides in March and July.

•	Exposure to Emerging Markets detracted from performance as Emerging Market credits continued to underperform due to the global credit slowdown.

•	An emphasis on high quality corporate debt of select financial companies detracted from performance, as such debt continued to face additional sub-prime related write-downs.

2	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Performance & Statistics

July 31, 2008 (unaudited)

Total Return(1):	Market Price	NAV
Six Months	(1.35)%	(2.92)%
1 Year	3.24%	2.88%
5 Year	3.92%	4.92%
10 Year	8.67%	6.46%
Commencement of Operations (2/24/1994) to 7/31/08	7.42%	6.49%

Market Price/NAV Performance:
Commencement of Operations (2/24/1994) to 7/31/08

Market Price/NAV:
Market Price	$9.80
NAV	$9.17
Premium to NAV	6.87%
Market Price Yield(2)	7.96%

Moody’s Ratings

    (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods’ returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is typically a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to shareholders by the market price per share at July 31, 2008.

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	3

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES – 170.6%
Fannie Mae – 80.9%
	$387		4.25%, 11/25/24, CMO (h)	Aaa/AAA	$331,879
	32		4.25%, 3/25/33, CMO	Aaa/AAA	31,229
	200		5.00%, 5/25/16, CMO (h)	Aaa/AAA	201,979
	24		5.00%, 12/1/18, MBS (h)	Aaa/AAA	23,824
	3,000		5.00%, MBS, TBA (b)	Aaa/AAA	2,848,593
	44		5.271%, 4/1/30, FRN, MBS (h)	Aaa/AAA	44,211
	124		5.50%, 8/25/14, CMO (h)	Aaa/AAA	126,839
	49		5.50%, 12/25/16, CMO	Aaa/AAA	50,305
	125		5.50%, 7/25/24, CMO (h)	Aaa/AAA	125,596
	148		5.50%, 4/1/32, MBS (h)	Aaa/AAA	146,100
	107		5.50%, 12/25/32, CMO (h)	Aaa/AAA	108,680
	887		5.50%, 12/25/34, CMO (h)	Aaa/AAA	859,952
	1,370		5.50%, 4/25/35, CMO (h)	Aaa/AAA	1,313,494
	13,500		5.50%, MBS, TBA (b)	Aaa/AAA	13,211,019
	26		5.53%, 9/1/28, FRN, MBS (h)	Aaa/AAA	26,622
	18		5.54%, 2/1/32, FRN, MBS (h)	Aaa/AAA	18,472
	173		5.61%, 3/1/32, FRN, MBS (h)	Aaa/AAA	175,488
	100		5.75%, 6/25/33, CMO	Aaa/AAA	96,807
	2,500		5.807%, 8/25/43, CMO	Aaa/AAA	2,530,604
	108		6.00%, 2/25/17, CMO (h)	Aaa/AAA	111,478
	365		6.00%, 4/25/17, CMO (h)	Aaa/AAA	377,020
	8,251		6.00%, 1/25/44, CMO	Aaa/AAA	8,528,598
	141,100		6.00%, MBS, TBA (b)	Aaa/AAA	141,739,324
	103		6.23%, 12/1/28, FRN, MBS (h)	Aaa/AAA	103,668
	1		6.48%, 2/1/28, FRN, MBS	Aaa/AAA	1,532
	67		6.50%, 5/1/13, MBS (h)	Aaa/AAA	69,602
	54		6.50%, 10/1/13, MBS (h)	Aaa/AAA	55,947
	478		6.50%, 2/1/14, MBS (h)	Aaa/AAA	496,252
	345		6.50%, 6/25/23, CMO (h)	Aaa/AAA	356,950
	3		6.50%, 12/1/23, MBS	Aaa/AAA	2,799
	–	(d)	6.50%, 3/1/24, MBS	Aaa/AAA	223
	38		6.50%, 4/1/27, MBS (h)	Aaa/AAA	39,627
	585		6.50%, 11/18/27, CMO (h)	Aaa/AAA	609,684
	13		6.50%, 1/1/28, MBS (h)	Aaa/AAA	13,518
	729		6.50%, 2/1/28, MBS (h)	Aaa/AAA	757,721
	67		6.50%, 4/1/28, MBS (h)	Aaa/AAA	69,606
	157		6.50%, 9/1/28, MBS (h)	Aaa/AAA	162,625
	1,069		6.50%, 11/1/28, MBS (h)	Aaa/AAA	1,109,134
	140		6.50%, 1/1/29, MBS (h)	Aaa/AAA	145,244
	58		6.50%, 2/1/29, MBS (h)	Aaa/AAA	59,896
	685		6.50%, 3/1/29, MBS (h)	Aaa/AAA	710,240
	107		6.50%, 4/1/29, MBS (h)	Aaa/AAA	110,596
	26		6.50%, 5/1/29, MBS (h)	Aaa/AAA	26,860
	93		6.50%, 6/1/29, MBS (h)	Aaa/AAA	96,059
	1,083		6.50%, 7/1/29, MBS (h)	Aaa/AAA	1,122,881
	25		6.50%, 8/1/29, MBS (h)	Aaa/AAA	25,997

4	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$13	6.50%, 9/1/29, MBS (h)	Aaa/AAA	$13,052
	16	6.50%, 12/1/29, MBS	Aaa/AAA	16,147
	113	6.50%, 8/1/31, MBS (h)	Aaa/AAA	115,701
	2,145	6.50%, 9/25/31, CMO (h)	Aaa/AAA	2,228,980
	138	6.50%, 10/1/31, MBS (h)	Aaa/AAA	141,749
	65	6.50%, 11/1/31, MBS (h)	Aaa/AAA	66,805
	3,855	6.50%, 3/25/32, CMO (h)	Aaa/AAA	3,925,377
	80	6.50%, 6/1/32, MBS (h)	Aaa/AAA	81,675
	217	6.50%, 8/1/32, MBS (h)	Aaa/AAA	221,526
	125	6.50%, 9/1/32, MBS (h)	Aaa/AAA	127,379
	1,553	6.50%, 12/25/41, CMO	Aaa/AAA	1,618,448
	4,485	6.50%, 7/25/42, CMO	Aaa/AAA	4,718,612
	398	6.50%, 8/25/42, CMO	Aaa/AAA	418,368
	4,977	6.50%, 9/25/42, CMO	Aaa/AAA	5,243,585
	64	6.50%, 10/25/42, CMO	Aaa/AAA	67,609
	102	6.50%, 12/25/42, CMO	Aaa/AAA	104,467
	2,094	6.50%, 6/25/44, CMO	Aaa/AAA	2,212,684
	138	6.746%, 12/1/25, FRN, MBS (h)	Aaa/AAA	139,997
	70	6.838%, 2/1/27, FRN, MBS (h)	Aaa/AAA	70,675
	90	6.85%, 12/18/27, CMO	Aaa/AAA	93,735
	347	7.00%, 7/18/12, CMO (h)	Aaa/AAA	359,890
	193	7.00%, 1/1/13, MBS (h)	Aaa/AAA	202,238
	30	7.00%, 2/1/15, MBS (h)	Aaa/AAA	30,966
	346	7.00%, 3/1/16, MBS (h)	Aaa/AAA	366,518
	186	7.00%, 5/1/16, MBS (h)	Aaa/AAA	195,246
	234	7.00%, 11/1/16, MBS (h)	Aaa/AAA	240,660
	649	7.00%, 5/1/17, MBS (h)	Aaa/AAA	680,509
	175	7.00%, 11/1/17, MBS (h)	Aaa/AAA	183,561
	916	7.00%, 7/1/21, MBS (h)	Aaa/AAA	953,218
	140	7.00%, 11/1/24, MBS (h)	Aaa/AAA	147,204
	15	7.00%, 10/1/25, MBS (h)	Aaa/AAA	15,974
	67	7.00%, 6/18/27, CMO	Aaa/AAA	70,492
	8	7.00%, 9/1/27, MBS	Aaa/AAA	8,748
	15	7.00%, 11/1/27, MBS (h)	Aaa/AAA	15,696
	40	7.00%, 12/1/27, MBS (h)	Aaa/AAA	41,916
	13	7.00%, 5/1/28, MBS	Aaa/AAA	14,166
	43	7.00%, 6/1/28, MBS (h)	Aaa/AAA	45,506
	67	7.00%, 2/1/29, MBS (h)	Aaa/AAA	69,979
	206	7.00%, 3/1/29, MBS (h)	Aaa/AAA	217,476
	274	7.00%, 4/1/29, MBS (h)	Aaa/AAA	290,445
	94	7.00%, 5/1/29, MBS (h)	Aaa/AAA	98,932
	73	7.00%, 6/1/29, MBS (h)	Aaa/AAA	76,870
	33	7.00%, 7/1/29, MBS (h)	Aaa/AAA	34,515
	131	7.00%, 9/1/29, MBS (h)	Aaa/AAA	138,606
	53	7.00%, 10/1/29, MBS (h)	Aaa/AAA	56,162
	4	7.00%, 11/1/29, MBS	Aaa/AAA	4,708
	19	7.00%, 3/1/30, MBS (h)	Aaa/AAA	20,554

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	5

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$9,370	7.00%, 4/1/30, MBS (h)	Aaa/AAA	$9,925,973
	143	7.00%, 5/1/30, MBS (h)	Aaa/AAA	151,134
	32	7.00%, 4/1/31, MBS (h)	Aaa/AAA	33,574
	23	7.00%, 6/1/31, MBS (h)	Aaa/AAA	24,395
	57	7.00%, 7/1/31, MBS (h)	Aaa/AAA	59,811
	124	7.00%, 8/1/31, MBS (h)	Aaa/AAA	130,423
	152	7.00%, 9/1/31, MBS (h)	Aaa/AAA	160,774
	19	7.00%, 11/1/31, MBS (h)	Aaa/AAA	19,966
	216	7.00%, 12/1/31, MBS (h)	Aaa/AAA	227,938
	236	7.00%, 2/1/32, MBS (h)	Aaa/AAA	248,379
	72	7.00%, 4/1/32, MBS (h)	Aaa/AAA	76,198
	211	7.00%, 5/1/32, MBS (h)	Aaa/AAA	222,973
	216	7.00%, 6/1/32, MBS (h)	Aaa/AAA	227,422
	75	7.00%, 7/1/32, MBS (h)	Aaa/AAA	79,492
	70	7.00%, 8/1/32, MBS (h)	Aaa/AAA	73,797
	278	7.00%, 9/1/33, MBS (h)	Aaa/AAA	291,489
	391	7.00%, 11/1/33, MBS (h)	Aaa/AAA	411,878
	670	7.00%, 1/1/34, MBS (h)	Aaa/AAA	700,624
	323	7.00%, 7/1/34, MBS (h)	Aaa/AAA	340,729
	128	7.00%, 2/25/35, CMO (h)	Aaa/AAA	137,134
	299	7.00%, 3/1/35, MBS (h)	Aaa/AAA	315,332
	6,127	7.00%, 7/1/36, MBS (h)	Aaa/AAA	6,351,216
	2,133	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	2,235,918
	263	7.00%, 10/25/41, CMO (h)	Aaa/AAA	277,645
	104	7.00%, 7/25/42, CMO	Aaa/AAA	110,463
	544	7.00%, 11/25/43, CMO	Aaa/AAA	585,578
	553	7.00%, 2/25/44, CMO	Aaa/AAA	590,772
	3,586	7.00%, 3/25/45, CMO (h)	Aaa/AAA	3,716,923
	1,578	7.00%, 12/1/46, MBS (h)	Aaa/AAA	1,642,108
	848	7.00%, 1/1/47, MBS (h)	Aaa/AAA	882,247
	8	7.025%, 10/1/31, FRN, MBS	Aaa/AAA	8,539
	300	7.065%, 3/1/32, FRN, MBS (h)	Aaa/AAA	314,288
	85	7.164%, 11/1/27, FRN, MBS (h)	Aaa/AAA	85,932
	266	7.50%, 6/19/30, CMO, VRN	Aaa/AAA	278,483
	959	7.50%, 6/1/17, MBS (h)	Aaa/AAA	1,003,706
	71	7.50%, 12/1/17, MBS (h)	Aaa/AAA	77,243
	613	7.50%, 5/1/22, MBS (h)	Aaa/AAA	658,720
	93	7.50%, 10/25/22, CMO	Aaa/AAA	98,852
	930	7.50%, 4/1/24, MBS (h)	Aaa/AAA	999,504
	57	7.50%, 7/1/26, MBS (h)	Aaa/AAA	61,764
	56	7.50%, 8/1/26, MBS (h)	Aaa/AAA	60,833
	43	7.50%, 11/1/26, MBS (h)	Aaa/AAA	46,647
	9	7.50%, 1/1/27, MBS (h)	Aaa/AAA	10,212
	2	7.50%, 3/1/27, MBS	Aaa/AAA	2,160
	5	7.50%, 5/1/27, MBS	Aaa/AAA	5,535
	94	7.50%, 7/1/27, MBS (h)	Aaa/AAA	100,957
	22	7.50%, 8/1/27, MBS (h)	Aaa/AAA	23,716

6	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$7	7.50%, 9/1/27, MBS	Aaa/AAA	$7,572
	1	7.50%, 10/1/27, MBS	Aaa/AAA	2,053
	10	7.50%, 11/1/27, MBS	Aaa/AAA	10,511
	37	7.50%, 12/1/27, MBS (h)	Aaa/AAA	39,930
	50	7.50%, 1/1/28, MBS (h)	Aaa/AAA	54,160
	42	7.50%, 2/1/28, MBS (h)	Aaa/AAA	45,167
	21	7.50%, 9/1/29, MBS (h)	Aaa/AAA	22,385
	13	7.50%, 10/1/29, MBS (h)	Aaa/AAA	14,266
	80	7.50%, 11/1/29, MBS (h)	Aaa/AAA	86,121
	46	7.50%, 12/1/29, MBS (h)	Aaa/AAA	49,580
	163	7.50%, 4/1/30, MBS (h)	Aaa/AAA	176,003
	274	7.50%, 6/25/30, CMO	Aaa/AAA	288,248
	1	7.50%, 6/1/31, MBS	Aaa/AAA	1,583
	49	7.50%, 7/1/31, MBS (h)	Aaa/AAA	52,730
	1,089	7.50%, 7/1/32, MBS (h)	Aaa/AAA	1,167,805
	3,587	7.50%, 9/1/35, MBS	Aaa/AAA	3,858,977
	1,513	7.50%, 7/25/41, CMO	Aaa/AAA	1,606,009
	1,736	7.50%, 2/25/42, CMO, VRN	Aaa/AAA	1,829,630
	97	7.50%, 7/25/42, CMO	Aaa/AAA	104,510
	10	7.50%, 8/25/42, CMO	Aaa/AAA	10,789
	1,517	7.50%, 10/25/42, CMO	Aaa/AAA	1,599,634
	1,038	7.50%, 3/25/44, CMO	Aaa/AAA	1,119,208
	3,844	7.50%, 6/25/44, CMO	Aaa/AAA	4,150,315
	140	7.70%, 3/25/23, CMO (h)	Aaa/AAA	150,217
	90	7.75%, 3/1/31, FRN, MBS (h)	Aaa/AAA	92,886
	244	7.815%, 12/1/30, FRN, MBS (h)	Aaa/AAA	250,477
	18	8.00%, 4/1/19, MBS (h)	Aaa/AAA	18,846
	4	8.00%, 1/1/22, MBS	Aaa/AAA	4,669
	4	8.00%, 12/1/22, MBS	Aaa/AAA	4,732
	8	8.00%, 6/1/24, MBS	Aaa/AAA	8,525
	553	8.00%, 9/1/24, MBS (h)	Aaa/AAA	596,909
	2	8.00%, 12/1/24, MBS	Aaa/AAA	2,394
	3	8.00%, 9/1/27, MBS	Aaa/AAA	3,303
	29	8.00%, 4/1/30, MBS (h)	Aaa/AAA	31,023
	120	8.00%, 5/1/30, MBS (h)	Aaa/AAA	129,455
	2	8.00%, 6/1/30, MBS	Aaa/AAA	1,922
	66	8.00%, 7/1/30, MBS (h)	Aaa/AAA	71,065
	2,388	8.00%, 7/19/30, CMO, VRN	Aaa/AAA	2,520,370
	56	8.00%, 8/1/30, MBS (h)	Aaa/AAA	60,440
	1	8.00%, 9/1/30, MBS	Aaa/AAA	1,230
	16	8.00%, 10/1/30, MBS (h)	Aaa/AAA	16,832
	22	8.00%, 1/1/31, MBS (h)	Aaa/AAA	23,998
	19	8.00%, 3/1/31, MBS (h)	Aaa/AAA	20,552
	137	8.00%, 5/1/31, MBS (h)	Aaa/AAA	147,700
	632	8.00%, 7/1/31, MBS (h)	Aaa/AAA	686,275
	49	8.00%, 8/1/31, MBS (h)	Aaa/AAA	53,172
	486	8.00%, 10/1/31, MBS (h)	Aaa/AAA	526,900
	86	8.00%, 11/1/31, MBS (h)	Aaa/AAA	93,001

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Fannie Mae (continued)
	$38	8.00%, 1/1/32, MBS (h)	Aaa/AAA	$40,888
	34	8.00%, 6/1/32, MBS (h)	Aaa/AAA	37,114
	3,662	8.00%, 8/1/32, MBS (h)	Aaa/AAA	3,972,836
	116	8.50%, 4/1/16, MBS (h)	Aaa/AAA	127,233
	1,922	8.50%, 6/18/27, CMO (h)	Aaa/AAA	2,089,028
	177	8.50%, 6/25/30, CMO (h)	Aaa/AAA	195,935
	2	8.75%, 5/1/17, MBS	Aaa/AAA	1,517
	10,062	9.00%, 12/1/19, MBS (h)	Aaa/AAA	11,285,283
	1,402	9.420%, 5/15/21, MBS (h)	Aaa/AAA	1,554,542
	470	10.087%, 7/15/27, MBS (h)	Aaa/AAA	532,336
	64	10.30%, 4/25/19, CMO	Aaa/AAA	67,544

				281,189,831

Federal Housing Administration – 0.0%
	185	7.43%, 6/1/24 (c)	Aaa/AAA	185,639

Freddie Mac – 46.4%
	200	5.00%, 10/15/16, CMO (h)	Aaa/AAA	201,412
	250	5.00%, 11/15/16, CMO (h)	Aaa/AAA	254,000
	69	5.00%, 2/15/24, CMO	Aaa/AAA	67,664
	101	5.50%, 12/1/31, MBS (h)	Aaa/AAA	98,803
	13	5.78%, 4/1/33, FRN, MBS (h)	Aaa/AAA	13,243
	117	6.00%, 10/15/12, CMO (h)	Aaa/AAA	120,622
	470	6.00%, 9/15/16, CMO (h)	Aaa/AAA	486,973
	4,954	6.00%, 12/15/16, CMO (h)	Aaa/AAA	5,132,249
	66	6.00%, 3/15/17, CMO	Aaa/AAA	68,703
	1,820	6.00%, 4/1/17, MBS (h)	Aaa/AAA	1,861,708
	1,398	6.00%, 12/15/28, CMO (h)	Aaa/AAA	1,422,066
	5	6.00%, 3/1/31, MBS	Aaa/AAA	4,554
	8	6.00%, 12/1/31, MBS	Aaa/AAA	8,213
	2,716	6.00%, 3/1/33, MBS (h)	Aaa/AAA	2,731,481
	80	6.00%, 4/1/33, MBS (h)	Aaa/AAA	80,575
	110	6.00%, 3/15/35, CMO (h)	Aaa/AAA	112,164
	2,240	6.50%, 11/1/16, MBS (h)	Aaa/AAA	2,322,546
	300	6.50%, 4/15/18, CMO (h)	Aaa/AAA	310,196
	30	6.50%, 8/1/21, MBS (h)	Aaa/AAA	31,510
	3,000	6.50%, 10/15/23, CMO (h)	Aaa/AAA	3,127,410
	104	6.50%, 12/15/23, CMO	Aaa/AAA	108,694
	12	6.50%, 6/1/29, MBS (h)	Aaa/AAA	12,171
	18,612	6.50%, 6/15/31, CMO (h)	Aaa/AAA	19,381,710
	100	6.50%, 12/15/31, CMO	Aaa/AAA	104,276
	1,780	6.50%, 6/15/32, CMO (h)	Aaa/AAA	1,833,182
	7,377	6.50%, 7/15/32, CMO (h)	Aaa/AAA	7,709,287
	8,992	6.50%, 7/1/37, MBS (h)	Aaa/AAA	9,165,765
	147	6.50%, 2/25/43, CMO	Aaa/AAA	150,170
	138	6.50%, 9/25/43, CMO, VRN	Aaa/AAA	140,297
	808	6.50%, 10/25/43, CMO	Aaa/AAA	820,080
	6,702	6.50%, 3/25/44, CMO	Aaa/AAA	6,940,259

8	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
Freddie Mac (continued)
	$4,900		6.50%, MBS, TBA (b)	Aaa/AAA	$5,017,139
	12		6.569%, 12/1/26, FRN, MBS (h)	Aaa/AAA	11,547
	143		6.783%, 9/1/31, FRN, MBS (h)	Aaa/AAA	143,508
	2,231		6.90%, 9/15/23, CMO (h)	Aaa/AAA	2,333,773
	1,055		6.95%, 7/15/21, CMO (h)	Aaa/AAA	1,143,777
	–	(d)	7.00%, 9/1/09, MBS	Aaa/AAA	70
	2		7.00%, 10/1/09, MBS	Aaa/AAA	1,540
	4		7.00%, 11/1/09, MBS	Aaa/AAA	3,961
	1		7.00%, 1/1/10, MBS	Aaa/AAA	658
	–	(d)	7.00%, 8/1/10, MBS	Aaa/AAA	427
	10		7.00%, 11/1/10, MBS (h)	Aaa/AAA	10,429
	3		7.00%, 1/1/11, MBS	Aaa/AAA	3,373
	2,065		7.00%, 9/1/11, MBS (h)	Aaa/AAA	2,157,005
	14		7.00%, 3/1/12, MBS (h)	Aaa/AAA	14,300
	234		7.00%, 7/15/12, CMO (h)	Aaa/AAA	236,584
	301		7.00%, 9/1/12, MBS (h)	Aaa/AAA	316,026
	44		7.00%, 10/1/12, MBS (h)	Aaa/AAA	46,490
	27		7.00%, 11/1/12, MBS (h)	Aaa/AAA	28,339
	32		7.00%, 12/1/12, MBS (h)	Aaa/AAA	33,215
	1,361		7.00%, 7/1/13, MBS (h)	Aaa/AAA	1,421,010
	20		7.00%, 1/1/14, MBS (h)	Aaa/AAA	20,805
	793		7.00%, 9/1/14, MBS (h)	Aaa/AAA	831,291
	177		7.00%, 11/1/14, MBS (h)	Aaa/AAA	185,917
	57		7.00%, 7/1/15, MBS (h)	Aaa/AAA	60,389
	18		7.00%, 8/1/15, MBS (h)	Aaa/AAA	19,262
	61		7.00%, 4/1/16, MBS (h)	Aaa/AAA	63,877
	8		7.00%, 6/1/16, MBS	Aaa/AAA	8,672
	64		7.00%, 7/1/16, MBS (h)	Aaa/AAA	67,232
	16		7.00%, 11/1/16, MBS (h)	Aaa/AAA	17,203
	44		7.00%, 3/1/17, MBS (h)	Aaa/AAA	46,669
	1,524		7.00%, 6/1/17, MBS (h)	Aaa/AAA	1,594,926
	1,291		7.00%, 8/1/21, MBS (h)	Aaa/AAA	1,342,574
	1,518		7.00%, 9/1/21, MBS (h)	Aaa/AAA	1,578,131
	2,000		7.00%, 1/15/24, CMO (h)	Aaa/AAA	2,093,606
	100		7.00%, 3/15/24, CMO (h)	Aaa/AAA	105,864
	13		7.00%, 7/1/24, MBS (h)	Aaa/AAA	14,004
	1,185		7.00%, 9/15/25, CMO (h)	Aaa/AAA	1,253,348
	3,065		7.00%, 7/1/26, MBS (h)	Aaa/AAA	3,210,810
	1,513		7.00%, 7/15/27, CMO (h)	Aaa/AAA	1,586,353
	4,311		7.00%, 3/15/29, CMO (h)	Aaa/AAA	4,559,518
	156		7.00%, 3/1/31, MBS (h)	Aaa/AAA	164,112
	2,558		7.00%, 6/15/31, CMO (h)	Aaa/AAA	2,675,202
	1,040		7.00%, 10/1/31, MBS (h)	Aaa/AAA	1,096,450
	478		7.00%, 1/1/32, MBS (h)	Aaa/AAA	507,673
	29		7.00%, 3/1/32, MBS (h)	Aaa/AAA	30,664
	156		7.00%, 4/1/32, MBS (h)	Aaa/AAA	164,223
	1,275		7.00%, 7/25/32, CMO, VRN	Aaa/AAA	1,313,418

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	9

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Freddie Mac (continued)
	$649	7.00%, 1/1/36, MBS (h)	Aaa/AAA	$684,345
	10,813	7.00%, 6/1/36, MBS (h)	Aaa/AAA	11,208,271
	1,263	7.00%, 7/1/36, MBS (h)	Aaa/AAA	1,309,694
	9,872	7.00%, 8/1/36, MBS (h)	Aaa/AAA	10,233,035
	7,994	7.00%, 9/1/36, MBS (h)	Aaa/AAA	8,286,021
	3,369	7.00%, 11/1/36, MBS (h)	Aaa/AAA	3,494,609
	1,040	7.00%, 12/1/36, MBS (h)	Aaa/AAA	1,077,844
	8,914	7.00%, 1/1/37, MBS (h)	Aaa/AAA	9,239,625
	1,135	7.00%, 2/25/43, CMO	Aaa/AAA	1,205,280
	483	7.00%, 9/25/43, CMO	Aaa/AAA	510,363
	150	7.00%, 10/25/43, CMO	Aaa/AAA	160,742
	139	7.50%, 1/1/16, MBS (h)	Aaa/AAA	145,880
	1,325	7.50%, 5/15/24, CMO (h)	Aaa/AAA	1,409,789
	533	7.50%, 8/1/24, MBS (h)	Aaa/AAA	573,383
	4	7.50%, 6/1/25, MBS	Aaa/AAA	4,776
	30	7.50%, 12/1/25, MBS (h)	Aaa/AAA	32,658
	8	7.50%, 1/1/26, MBS	Aaa/AAA	8,984
	19	7.50%, 2/1/26, MBS (h)	Aaa/AAA	20,999
	30	7.50%, 3/1/26, MBS (h)	Aaa/AAA	32,166
	48	7.50%, 4/1/26, MBS (h)	Aaa/AAA	51,737
	43	7.50%, 5/1/26, MBS (h)	Aaa/AAA	46,368
	371	7.50%, 6/1/26, MBS (h)	Aaa/AAA	400,978
	279	7.50%, 7/1/26, MBS (h)	Aaa/AAA	300,978
	55	7.50%, 8/1/26, MBS (h)	Aaa/AAA	59,730
	15	7.50%, 11/1/26, MBS (h)	Aaa/AAA	16,034
	655	7.50%, 12/1/26, MBS (h)	Aaa/AAA	707,812
	288	7.50%, 3/15/28, CMO (h)	Aaa/AAA	296,251
	5	7.50%, 2/1/30, MBS	Aaa/AAA	5,233
	16	7.50%, 4/1/30, MBS (h)	Aaa/AAA	17,398
	2	7.50%, 6/1/30, MBS	Aaa/AAA	2,854
	11	7.50%, 10/1/30, MBS	Aaa/AAA	12,378
	25	7.50%, 11/1/30, MBS (h)	Aaa/AAA	27,404
	1,420	7.50%, 12/1/30, MBS (h)	Aaa/AAA	1,536,119
	1,073	7.50%, 5/1/32, MBS (h)	Aaa/AAA	1,160,914
	307	7.50%, 7/25/32, CMO, VRN	Aaa/AAA	311,759
	298	7.50%, 7/1/33, MBS (h)	Aaa/AAA	314,104
	1,485	7.50%, 3/1/37, MBS (h)	Aaa/AAA	1,556,635
	90	7.50%, 2/25/42, CMO	Aaa/AAA	97,073
	63	8.00%, 2/15/22, CMO	Aaa/AAA	64,618
	111	8.00%, 8/15/22, CMO (h)	Aaa/AAA	118,778
	45	8.00%, 7/1/24, MBS (h)	Aaa/AAA	49,110
	72	8.00%, 8/1/24, MBS (h)	Aaa/AAA	78,142
	882	8.00%, 12/1/26, MBS (h)	Aaa/AAA	954,459
	293	8.00%, 4/15/30, CMO (h)	Aaa/AAA	317,259
	422	8.50%, 4/15/22, CMO (h)	Aaa/AAA	442,200
	541	8.50%, 10/1/30, MBS (h)	Aaa/AAA	580,263

				161,522,399

10	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
Ginnie Mae – 39.9%
	$448		5.50%, 6/20/35, FRN, MBS (h)	Aaa/AAA	$451,870
	125,000		6.00%, MBS, TBA (b)	Aaa/AAA	126,347,625
	101		6.50%, 6/20/32, CMO	Aaa/AAA	105,576
	4		7.00%, 4/15/24, MBS	Aaa/AAA	4,379
	38		7.00%, 7/15/25, MBS (h)	Aaa/AAA	41,289
	62		7.00%, 9/15/25, MBS (h)	Aaa/AAA	66,345
	24		7.00%, 11/15/25, MBS (h)	Aaa/AAA	24,679
	14		7.00%, 12/15/25, MBS (h)	Aaa/AAA	14,157
	51		7.00%, 3/15/26, MBS (h)	Aaa/AAA	55,221
	11		7.00%, 4/15/26, MBS	Aaa/AAA	11,927
	5		7.00%, 5/15/26, MBS	Aaa/AAA	5,679
	72		7.00%, 6/15/26, MBS (h)	Aaa/AAA	77,247
	5,671		7.00%, 3/20/31, CMO	Aaa/AAA	5,958,951
	214		7.25%, 7/16/28, CMO	Aaa/AAA	217,965
	7		7.50%, 1/15/17, MBS	Aaa/AAA	7,469
	10		7.50%, 2/15/17, MBS	Aaa/AAA	10,874
	10		7.50%, 3/15/17, MBS	Aaa/AAA	10,766
	4		7.50%, 4/15/17, MBS	Aaa/AAA	4,001
	9		7.50%, 5/15/17, MBS	Aaa/AAA	9,910
	3		7.50%, 7/15/17, MBS	Aaa/AAA	3,224
	2		7.50%, 6/15/23, MBS	Aaa/AAA	1,668
	20		7.50%, 10/15/25, MBS (h)	Aaa/AAA	21,329
	–	(d)	7.50%, 2/15/26, MBS	Aaa/AAA	452
	169		7.50%, 3/15/26, MBS (h)	Aaa/AAA	181,264
	180		7.50%, 6/20/26, CMO	Aaa/AAA	189,674
	430		7.50%, 9/15/26, MBS (h)	Aaa/AAA	462,674
	11		7.50%, 12/15/26, MBS (h)	Aaa/AAA	11,831
	4		7.50%, 1/15/27, MBS	Aaa/AAA	4,503
	6		7.50%, 2/15/27, MBS	Aaa/AAA	6,292
	82		7.50%, 3/15/27, MBS (h)	Aaa/AAA	88,194
	365		7.50%, 4/15/27, MBS (h)	Aaa/AAA	392,832
	13		7.50%, 5/15/27, MBS (h)	Aaa/AAA	13,811
	140		7.50%, 6/15/27, MBS (h)	Aaa/AAA	150,709
	194		7.50%, 7/15/27, MBS (h)	Aaa/AAA	208,466
	60		7.50%, 8/15/27, MBS (h)	Aaa/AAA	64,939
	83		7.50%, 12/15/27, MBS (h)	Aaa/AAA	89,050
	460		7.50%, 1/15/28, MBS (h)	Aaa/AAA	494,097
	108		7.50%, 2/15/28, MBS (h)	Aaa/AAA	115,730
	175		7.50%, 1/15/29, MBS (h)	Aaa/AAA	188,330
	236		7.50%, 2/15/29, MBS (h)	Aaa/AAA	253,213
	185		7.50%, 3/15/29, MBS (h)	Aaa/AAA	198,279
	6		8.00%, 6/15/16, MBS	Aaa/AAA	5,974
	–	(d)	8.00%, 7/15/16, MBS	Aaa/AAA	265
	12		8.00%, 1/15/17, MBS (h)	Aaa/AAA	13,128
	4		8.00%, 2/15/17, MBS	Aaa/AAA	4,080
	14		8.00%, 3/15/17, MBS (h)	Aaa/AAA	15,761
	24		8.00%, 4/15/17, MBS (h)	Aaa/AAA	25,625
	18		8.00%, 5/15/17, MBS (h)	Aaa/AAA	19,309

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	11

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)				Credit Rating (Moody’s/S&P)	Value
Ginnie Mae (continued)
	$21		8.00%, 6/15/17, MBS (h)	Aaa/AAA	$22,914
	14		8.00%, 7/15/17, MBS (h)	Aaa/AAA	15,172
	1		8.00%, 1/15/20, MBS	Aaa/AAA	679
	3		8.00%, 2/15/20, MBS	Aaa/AAA	2,973
	1		8.00%, 5/15/21, MBS	Aaa/AAA	747
	10		8.00%, 11/15/21, MBS (h)	Aaa/AAA	11,409
	7		8.00%, 12/15/21, MBS	Aaa/AAA	7,641
	11		8.00%, 4/15/22, MBS (h)	Aaa/AAA	11,909
	1		8.00%, 5/15/22, MBS	Aaa/AAA	931
	10		8.00%, 11/15/22, MBS (h)	Aaa/AAA	10,562
	496		8.00%, 3/20/30, CMO	Aaa/AAA	533,689
	–	(d)	8.50%, 10/15/16, MBS	Aaa/AAA	298
	1		8.50%, 10/15/17, MBS	Aaa/AAA	611
	–	(d)	8.50%, 5/15/22, MBS	Aaa/AAA	271
	1		8.50%, 1/15/23, MBS	Aaa/AAA	1,081
	9		8.50%, 4/15/23, MBS (h)	Aaa/AAA	10,573
	3		8.50%, 8/15/30, MBS	Aaa/AAA	3,822
	12		8.50%, 2/15/31, MBS (h)	Aaa/AAA	13,342
	18		9.00%, 6/15/16, MBS (h)	Aaa/AAA	19,692
	76		9.00%, 11/15/16, MBS (h)	Aaa/AAA	83,176
	100		9.00%, 12/15/16, MBS (h)	Aaa/AAA	109,291
	67		9.00%, 9/15/17, MBS (h)	Aaa/AAA	73,277
	79		9.00%, 12/15/17, MBS (h)	Aaa/AAA	87,972
	73		9.00%, 3/15/18, MBS (h)	Aaa/AAA	79,964
	141		9.00%, 5/15/18, MBS (h)	Aaa/AAA	154,070
	24		9.00%, 6/15/18, MBS (h)	Aaa/AAA	26,656
	451		9.00%, 10/15/19, MBS (h)	Aaa/AAA	493,655
	188		9.00%, 11/15/19, MBS (h)	Aaa/AAA	205,525
	128		9.00%, 1/15/20, MBS (h)	Aaa/AAA	140,201

					138,772,736

Small Business Administration – 1.0%
	1,181		4.754%, 8/10/14	Aaa/AAA	1,151,361
	922		5.038%, 3/10/15	Aaa/AAA	904,749
	212		6.30%, 7/1/13	Aaa/AAA	215,064
	553		6.30%, 6/1/18	Aaa/AAA	566,683
	223		6.40%, 8/1/13	Aaa/AAA	226,809
	71		7.20%, 6/1/17	Aaa/AAA	73,706
	61		7.449%, 8/1/10	Aaa/AAA	62,439
	112		7.54%, 8/10/09	Aaa/AAA	114,095
	47		7.70%, 7/1/16	Aaa/AAA	48,504

					3,363,410

Vendee Mortgage Trust, CMO – 2.4%
	588		6.50%, 3/15/29	Aaa/AAA	622,548
	118		6.75%, 2/15/26	Aaa/AAA	122,795
	266		6.75%, 6/15/26	Aaa/AAA	281,979

12	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Vendee Mortgage Trust, CMO (continued)
	$6,728	7.50%, 9/15/30	Aaa/AAA	$7,182,400

				8,209,722

Total U.S. Government Agency Securities (cost-$591,341,820)				593,243,737

MORTGAGE-BACKED SECURITIES – 31.6%
	92	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	Aaa/AAA	91,127
		Countrywide Alternative Loan Trust, CMO,
	1,999	6.25%, 8/25/37	Aaa/AAA	1,361,493
	2,453	6.50%, 7/25/35	Aaa/AAA	2,126,298
		Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
	1,773	5.780%, 8/25/34, FRN	Aaa/AAA	1,504,822
	748	6.00%, 11/25/26 (a)(j)	Aaa/AAA	746,793
	5,448	7.50%, 11/25/34 (a)(j)	Aaa/AAA	5,481,769
		Credit Suisse First Boston Mortgage Securities Corp., CMO,
	1,014	3.111%, 3/25/34, FRN	Aa2/AA+	898,908
	1,658	7.00%, 2/25/34	Aaa/AAA	1,537,237
	1,421	DLJ Commercial Mortgage Corp., 7.34%, 10/10/32, CMO	Aaa/AAA	1,453,466
	1,103	GMAC Mortgage Corp. Loan Trust, 5.212%, 8/19/34, CMO, FRN	Aaa/AAA	935,069
	4,773	GSAA Trust, 6.00%, 4/1/34, CMO	Aaa/AAA	4,658,173
		GSMPS Mortgage Loan Trust, CMO (a)(j),
	4,924	7.00%, 6/25/43	NR/NR	4,819,036
	151	7.50%, 6/19/27, VRN	NR/NR	153,778
	2,276	8.00%, 9/19/27, VRN	NR/NR	2,328,241
		GSR Mortgage Loan Trust, CMO,
	11,001	5.247%, 11/25/35, VRN	Aaa/AAA	9,666,827
	5,000	5.50%, 11/25/35	Aaa/AAA	4,013,736
	4,326	6.50%, 1/25/34	Aaa/AAA	4,416,943
		MASTR Alternative Loans Trust, CMO,
	1,839	6.50%, 3/25/34	Aaa/AAA	1,871,281
	203	7.00%, 4/25/34	Aaa/AAA	185,925
		MASTR Reperforming Loan Trust, CMO,
	4,090	7.00%, 5/25/35 (a)(j)	Aaa/AAA	4,180,438
	6,053	7.50%, 7/25/35	Aaa/AAA	6,333,304
		Nomura Asset Acceptance Corp., CMO (a)(j),
	3,467	7.00%, 10/25/34	Aaa/AAA	3,580,078
	4,722	7.50%, 3/25/34	Aaa/AAA	4,469,755
	10,401	7.50%, 10/25/34	Aaa/AAA	10,518,773
		Residential Accredit Loans, Inc., CMO,
	4,957	2.641%, 6/25/46, FRN	Aaa/AAA	3,096,389
	5,823	6.00%, 8/25/35	Aaa/AAA	5,276,364
		Residential Asset Mortgage Products, Inc., CMO,
	211	6.50%, 11/25/31	Aaa/AAA	213,133
	2,462	7.00%, 8/25/16	Aaa/AAA	2,507,355
	1,521	8.50%, 10/25/31	Aaa/AAA	1,475,271
	2,188	8.50%, 11/25/31	Aaa/AAA	2,250,191
	826	Structured Adjustable Rate Mortgage Loan Trust,
		4.26%, 3/25/34, CMO, VRN	Aaa/AAA	768,808

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	13

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
	$7,432	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(j)	Aaa/AAA	$8,020,932
		Washington Mutual, Inc., CMO,
	3,927	6.50%, 8/25/34	Aaa/AAA	3,723,944
	724	7.00%, 3/25/34	Aaa/AAA	701,724
	3,069	7.50%, 4/25/33	Aaa/AAA	3,065,446
	1,800	Wells Fargo Mortgage-Backed Securities Trust,
		4.108%, 6/25/35, CMO, FRN	Aaa/AAA	1,601,046

Total Mortgage-Backed Securities (cost-$116,976,483)				110,033,873

CORPORATE BONDS & NOTES – 23.2%
Financial Services – 7.7%
	1,500	ATF Bank, 8.875%, 11/9/09	Baa2/BB+	1,544,505
		Bear Stearns Cos., Inc.,
	2,000	6.40%, 10/2/17	Aa2/AA-	1,967,396
	3,000	6.95%, 8/10/12	Aa2/AA-	3,098,328
	3,800	C10 Capital SPV Ltd., 6.722%, 12/31/16 (e)	NR/BBB-	3,473,010
	2,000	Desarrolladora Homex SAB de C.V., 7.50%, 9/28/15	Ba3/BB-	1,950,000
	3,000	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	B3/B-	1,882,467
	5,000	GPB Eurobond Finance PLC for Gazprombank, 6.50%, 9/23/15	A3/BBB-	4,541,305
	5,000	Teco Finance, Inc., 6.75%, 5/1/15	Baa3/BB+	5,066,750
	1,800	UBS AG, 5.875%, 12/20/17	Aa2/AA-	1,759,070
	2,000	Wells Fargo Capital X, 5.95%, 12/01/86
		(Converts to FRN on 12/15/36)	Aa2/AA-	1,710,094

				26,992,925

Industrial – 13.2%
	1,000	Archer-Daniels-Midland Co., 6.45%, 1/15/38	A2/A	958,721
	2,000	Bon-Ton Stores, Inc., 10.25%, 3/15/14 (h)	Caa1/CCC+	1,070,000
	2,000	Cablemas S.A. de C.V., 9.375%, 11/15/15 (a)(j)	Ba3/BB-	2,140,000
	400	CODELCO, Inc., 6.15%, 10/24/36	Aa3/A	375,277
	3,700	CSN Islands IX Corp., 10.50%, 1/15/15	Ba2/BB+	4,338,250
		Dynegy Holdings, Inc.,
	1,000	7.125%, 5/15/18	B2/B	882,500
	2,000	8.375%, 5/1/16	B2/B	1,995,000
	1,500	Echostar DBS Corp., 7.125%, 2/1/16	Ba3/BB-	1,391,250
		Gaz Capital S.A.,
	€1,000	5.875%, 6/1/15 (a)(j)	A3/BBB	1,389,870
	$3,000	8.625%, 4/28/34	A3/BBB	3,225,000
	2,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	2,200,000
		Georgia-Pacific LLC,
	500	7.00%, 1/15/15 (a)(j)	Ba3/BB-	467,500
	1,500	7.70%, 6/15/15	B2/B+	1,402,500
	1,500	7.75%, 11/15/29	B2/B+	1,312,500
		HCA, Inc.,
	1,500	9.00%, 12/15/14	Caa1/B-	1,420,296
	700	9.25%, 11/15/16	B2/BB-	724,500
		Pemex Project Funding Master Trust,
	900	6.625%, 6/15/38 (a)(j)	Baa1/BBB+	888,130
	80	9.125%, 10/13/10	Baa1/BBB+	86,520

14	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
Industrial (continued)
	$2,300	Petroliam Nasional Bhd., 7.625%, 10/15/26	A1/A-	$2,727,195
	3,500	RH Donnelley Corp., 8.875%, 1/15/16	B3/B-	1,706,250
	1,500	SemGroup L.P., 8.75%, 11/15/15 (a)(j)(l)	NR/NR	210,000
	1,500	Service Corp. International, 7.625%, 10/1/18	B1/BB-	1,432,500
	2,000	Sino-Forest Corp., 9.125%, 8/17/11 (a)(j)	Ba2/BB	2,030,000
	1,000	Southern Copper Corp., 7.50%, 7/27/35	Baa2/BBB-	966,617
	1,500	SUPERVALU, Inc., 7.50%, 11/15/14	B1/B+	1,486,875
	2,854	United Air Lines, Inc., 6.636%, 1/2/24	Ba1/BBB-	2,342,275
		Vale Overseas Ltd.,
	900	6.25%, 1/23/17	Baa2/BBB	891,604
	1,900	6.875%, 11/21/36	Baa2/BBB	1,831,956
	1,500	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B+	1,350,000
	3,000	Vitro SAB de C.V., 8.625%, 2/1/12	B2/B	2,595,000

				45,838,086

Utilities – 2.3%
	2,000	Cia Energetica de Sao Paulo, 10.00%, 3/2/11 (a)(j)	Ba3/B2	2,160,000
	2,000	Enersis S.A., 7.375%, 1/15/14	Baa3/BBB	2,133,278
	2,500	Nevada Power Co., 6.50%, 5/15/18	Baa3/BBB	2,549,738
	1,250	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.332%, 9/30/27 (i)	Aa2/A	1,118,445

				7,961,461

Total Corporate Bonds & Notes (cost-$87,647,135)				80,792,472

SOVEREIGN DEBT OBLIGATIONS – 7.5%
Colombia – 0.3%
	1,100	Colombia Government International Bond, 7.375%, 9/18/37	Ba1/BBB-	1,204,500

Dominican Republic – 1.6%
	5,465	Dominican Republic International Bond, 9.04%, 1/23/18	B2/B+	5,478,547

Jamaica – 1.6%
		Jamaica Government International Bond,
	1,000	8.50%, 2/28/36	B1/B	975,000
	4,000	10.625%, 6/20/17	B1/B	4,480,000

				5,455,000

Panama – 1.4%
	3,641	Republic of Panama, 9.375%, 4/1/29	Ba1/BB+	4,782,453

Tunisia – 0.6%
	2,000	Banque Centrale de Tunisie, 7.375%, 4/25/12	Baa2/BBB	2,127,500

Ukraine – 1.7%
	6,200	Republic of Ukraine, 7.65%, 6/11/13	B1/B+	6,068,250

Venezuela – 0.3%
	1,000	Venezuela Government International Bond, 9.375%, 1/13/34	B2/BB-	861,500

Total Sovereign Debt Obligations (cost-$27,125,324)				25,977,750

SENIOR LOANS (j)(k) – 0.6%
Financial Services – 0.6%
	2,680	Chrysler Financial Corp., 6.78%, 8/3/12 (cost-$2,563,623)		2,205,212

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	15

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS – 0.5%
West Virginia – 0.5%
	$1,970	Tobacco Settlement Finance Auth. Rev., Ser. A,
		7.467%, 6/1/47 (cost-$1,852,219)	Baa3/BBB	$1,759,821

ASSET-BACKED SECURITIES – 0.4%
	541	ACE Securities Corp., 5.711%, 4/25/35, FRN (a)(j)	Ca/CC	18,278
		Ameriquest Mortgage Securities, Inc., FRN,
	2,720	5.986%, 11/25/32 (l)	Caa3/D	272,429
	1,490	8.086%, 2/25/33	Ca/D	198,543
	1,156	Bear Stearns Alt-A Trust, 6.25%, 8/25/36, CMO, VRN	Aa1/AAA	704,700
	45	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	NR/AAA	44,489

Total Asset-Backed Securities (cost-$2,694,869)				1,238,439

SHORT-TERM INVESTMENTS – 14.7%
U.S. Treasury Bills (f) – 4.0%
	13,965	1.66%-1.97%, 9/11/08-9/25/08 (cost-$13,929,382)		13,929,382

Corporate Notes – 1.2%
Financial Services – 1.2%
	2,500	General Motors Acceptance Corp. LLC, 3.926%, 5/15/09, FRN	B3/B	2,213,097
	2,000	VTB Capital S.A., 3.384%, 8/1/08, FRN (a)(j)(i)	NR/BBB+	2,000,000

Total Corporate Notes (cost-$4,500,000)				4,213,097

U.S. Government Agency Securities – 0.1%
	78	Fannie Mae, 7.00%, 6/1/09, MBS (h)	Aaa/AAA	78,259
		Freddie Mac, MBS,
	1	7.00%, 1/1/09	Aaa/AAA	762
	1	7.00%, 2/1/09	Aaa/AAA	1,599
	5	7.00%, 3/1/09	Aaa/AAA	4,855
	6	7.00%, 4/1/09	Aaa/AAA	6,497
	6	7.00%, 6/1/09	Aaa/AAA	6,229

Total U.S. Government Agency Securities (cost-$97,539)				98,201

Repurchase Agreements – 9.4%
	578	State Street Bank & Trust Co., dated 7/31/08, 1.65%, due 8/1/08, proceeds $578,026; collateralized by Federal Home Loan Bank, 3.625%, due 7/1/11, valued at $590,738 including accrued interest		578,000
	32,100	Credit Suisse First Boston, dated 7/31/08, 2.02%, due 8/1/08, proceeds $32,101,801; collateralized by U.S. Treasury Notes, 4.75%, due 11/15/08, valued at $32,669,343 including accrued interest		32,100,000

Total Repurchase Agreements (cost-$32,678,000)				32,678,000

Total Short-Term Investments (cost-$51,204,921)				50,918,680

16	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Contracts/ Notional Amount		Value
OPTIONS PURCHASED (g) – 0.2%
Call Options – 0.2%
200,000,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 4.43%, expires 8/19/08	$757,580
214	U.S. Treasury Bonds 30 yr. Futures (CBOT), strike price $128, expires 8/22/08	4,284
811	U.S. Treasury Notes 5 yr. Futures (CBOT), strike price $126, expires 8/22/08	6,987

		768,851

Put Options – 0.0%
200,000,000	9-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 6.04%, expires 8/19/08	20
13,500,000	Fannie Mae (OTC), strike price $78, expires 10/7/08	18
66,000,000	strike price $88.50, expires 9/4/08	89
4,900,000	Freddie Mac (OTC), strike price $91, expires 10/7/08	57
40,000,000	Ginnie Mae (OTC), strike price $90, expires 8/13/08	—
127	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $92, expires 8/22/08	1,815

		1,999

Total Options Purchased (cost-$3,172,458)		770,850

Total Investments (cost-$884,578,852) – 249.3%		866,940,834

Liabilities in excess of other assets – (149.3)%		(519,177,115)

Net Assets – 100.0%		$347,763,719

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	17

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments July 31, 2008 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Delayed-delivery security. To be delivered after July 31, 2008.
(c)	Securities with an aggregate value of $185,639, representing 0.05% of net assets, have been fair valued, using methods as described in Note 1(a) in the Notes to Financial Statements.
(d)	Principal amount less than $500.
(e)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(f)	All or partial amount segregated as collateral for futures contracts and swaps.
(g)	Non-income producing.
(h)	All or partial amount segregated as collateral for reverse repurchase agreements.
(i)	Illiquid security.
(j)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $57,808,583, representing 16.62% of net assets.
(k)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR”, or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2008.
(l)	Security in default.

Glossary:

CBOT	-	Chicago Board of Trade
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2008.
LIBOR	-	London Inter-Bank Offered Rate
MBS	-	Mortgage-Backed Securities
OTC	-	Over the Counter
NR	-	Not Rated
VRN	-	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2008.

18	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Statement of Assets and Liabilities
July 31, 2008 (unaudited)

Assets:
Investments, at value (cost-$884,578,852)	$866,940,834
Cash (including foreign currency of $10,817,703 with a cost of $10,881,819)	10,917,815
Unrealized appreciation of swaps	74,383,006
Receivable for investments sold	5,024,169
Interest receivable	4,407,602
Deposits with brokers for futures contracts collateral	860,100
Premium for swaps purchased	710,513
Unrealized appreciation of forward foreign currency contracts	179,903
Paydown receivable	5,643
Prepaid expenses	3,142
Total Assets	963,432,727

Liabilities:
Payable for investments purchased	298,337,621
Payable for reverse repurchase agreements	213,370,000
Premium for swaps sold	67,016,225
Unrealized depreciation of swaps	32,907,290
Dividends payable to shareholders	2,465,533
Interest payable for reverse repurchase agreements	246,180
Investment management fees payable	243,114
Unrealized depreciation of forward foreign currency contracts	93,354
Payable for variation margin on futures contracts	90,406
Administration fees payable	8,894
Accrued expenses	890,391
Total Liabilities	615,669,008
Net Assets	$347,763,719

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share, applicable to 37,931,271 shares issued and outstanding)	$379
Paid-in-capital in excess of par	440,254,514
Dividends in excess of net investment income	(1,334,055)
Accumulated net realized loss	(114,730,659)
Net unrealized appreciation of investments, futures contracts, swaps and foreign currency transactions	23,573,540
Net Assets	$347,763,719
Net Asset Value Per Share	$9.17

See accompanying Notes to Financial Statements	7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	19

PIMCO Strategic Global Government Fund, Inc. Statement of Operations
Six months ended July 31, 2008 (unaudited)

Investment Income:
Interest Income (net of foreign withholding taxes of $6,666)	$22,150,925

Expenses:
Interest expense	3,412,599
Investment management fees	1,474,204
Custodian and accounting agent fees	116,568
Directors’ fees and expenses	113,750
Administration fees	79,861
Legal fees	72,800
Shareholder communications	29,120
Audit and tax services	23,660
Transfer agent fees	17,290
Miscellaneous	177,862
Total expenses	5,517,714
Less: custody credits earned on cash balances	(4,806)
Net expenses	5,512,908

Net Investment Income	16,638,017

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,397,346
Futures contracts	(6,456,171)
Swaps	500,635
Foreign currency transactions	(672,738)
Net change in unrealized appreciation/depreciation of:
Investments	(38,539,044)
Futures contracts	5,174,604
Swaps	7,336,341
Foreign currency transactions	(126,497)
Net realized and change in unrealized loss on investments, futures contracts, swaps and foreign currency transactions	(27,385,524)
Net Decrease in Net Assets Resulting from Investment Operations	$(10,747,507)

20	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Statement of Changes in Net Assets

	Six Months ended July 31, 2008 (unaudited)	Year ended January 31, 2008
Investment Operations:
Net investment income	$16,638,017	$22,454,684
Net realized loss on investments, futures contracts, swaps and foreign currency transactions	(1,230,928)	(29,432,066)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps and foreign currency transactions	(26,154,596)	26,674,542
Net increase (decrease) in net assets resulting from investment operations	(10,747,507)	19,697,160
Dividends to Shareholders from Net Investment Income	(14,760,027)	(30,445,060)
Capital Share Transactions:
Reinvestment of dividends	2,102,762	3,532,771
Total decrease in net assets	(23,404,772)	(7,215,129)

Net Assets:
Beginning of period	371,168,491	378,383,620
End of period (including dividends in excess of net investment income of $(1,334,055) and $(3,212,045), respectively)	$347,763,719	$371,168,491

Shares Issued in Reinvestment of Dividends	205,737	346,369

See accompanying Notes to Financial Statements	7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	21

PIMCO Strategic Global Government Fund, Inc. Statement of Cash Flows
Six months ended July 31, 2008 (unaudited)

Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(2,003,325,099)
Proceeds from sales of long-term investments	2,060,023,356
Decrease in deposits with brokers for futures collateral	1,199,900
Interest and dividends income received	23,257,591
Net cash provided by swap transactions	29,432,953
Operating expenses paid	(6,051,191)
Net cash used for futures transactions	(2,183,193)
Net realized loss on foreign currency transactions	(749,767)
Net increase in short-term investments	(28,598,999)
Net cash provided by operating activities*	73,005,551

Cash Flows used for Financing Activities:
Decrease in reverse repurchase agreements	(49,756,000)
Cash dividends paid (excluding reinvestment of dividends of $2,102,762)	(12,643,892)
Net cash used for financing activities	(62,399,892)

Net increase in cash	10,605,659
Cash at beginning of period	312,156
Cash at end of period	10,917,815

Reconciliation of Net Decrease in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from investment operations	(10,747,507)
Decrease in payable for investments purchased	(76,007,738)
Decrease in deposits with brokers for futures collateral	1,199,900
Increase in receivable for investments sold	(4,921,653)
Decrease in interest receivable	794,259
Increase in paydown receivable	(2,823)
Decrease in premium for swaps purchased	6,043,380
Increase in premium for swaps sold	22,888,938
Increase in prepaid expenses	(272)
Decrease in investment management fees payable	(7,323)
Decrease in administration fees payable	(6,377)
Increase in net unrealized appreciation of swaps	(7,336,341)
Decrease in net unrealized appreciation of forward foreign currency contracts	110,911
Decrease in net payable for variation margin on futures contracts	(901,626)
Increase in accrued expenses	343,266
Decrease in interest payable for reverse repurchase agreements	(945,945)
Net decrease in investments	142,502,502
Net cash provided by operating activities	$73,005,551
*	Included in operating expenses is cash paid for interest on reverse repurchase agreements of $4,358,544.

22	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Strategic Global Government Fund, Inc. (the “Fund”) commenced operations on February 24, 1994. The Fund is organized as a Maryland corporation and registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified, management investment company. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Fund’s Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has 500 million shares with a par value of $0.00001 per share of common stock authorized.

The Fund’s primary investment objective is to generate, over time, a level of income higher than that generated by high-quality, intermediate-term U.S. debt securities. As a secondary objective, the Fund seeks to maintain volatility in the net asset value of the shares of the Fund comparable to that of high quality, intermediate-term U.S. debt securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at July 31, 2008. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. The Fund’s management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	23

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)

acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements (continued)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$ —	$(286,534)
Level 2 – Other Significant Observable Inputs	866,755,195	40,921,917
Level 3 – Significant Unobservable Inputs	185,639	640,348

Total	$866,940,834	$41,275,731

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of July 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 1/31/08	$194,333	$—
Net purchases (sales) and settlements	(3,659)	—
Accrued discounts (premiums)	87	—
Total realized and unrealized gain (loss)	(5,122)	640,348
Transfers in and/or out of Level 3	—	—

Ending balance, 7/31/08	$185,639	$640,348

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage related and other asset-backed securities are recorded as interest income on the Statement of Operations.

(d) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(e) Dividends and Distributions

The Fund declares dividends from net investment income monthly to shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	25

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty be unable or unwilling to perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options are decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities would be reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Fund is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from its current market value.

26	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Swap Agreements

The Fund may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Fund may invest in foreign currency denominated securities; it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, or (iv) callable interest rate swaps, under which the counterparty may terminate the interest rate swaps transaction in whole at zero cost by a predetermined date and time prior to the expiration date.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Contracts are subject to risk of default by the counterparty and, depending on their terms, may be subject to exchange rate risk. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	27

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Swap Agreements (continued)

buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Directors, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Directors, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(j) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker

28	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(j) Futures Contracts (continued)

an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability or unwillingness of counterparties to meet the terms of their contracts.

(k) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability or unwillingness of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(l) Borrowing Under Mortgage Dollar Rolls

The Fund enters into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, same or similar interest rate and maturity) securities on a specified future date. The difference between the selling price and the future purchase price is an adjustment to interest income on the Statement of Operations. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund accounts for dollar rolls as financing transactions. The Fund’s dollar roll transactions are intended to enhance the Fund’s yield by earning a spread between the yield on the underlying mortgage securities and short-term interest rates. At July 31, 2008, there were $400,356 in dollar roll commitments outstanding.

(m) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	29

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(n) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its director or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs involves one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and

30	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(p) U.S. Government Agencies or Government-Sponsored Enterprises (continued)

credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Such transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(r) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Administrator/Sub-Adviser

Effective August 27, 2008, the Fund entered into an Investment Management Agreement, as amended on July 7, 2008, (the “Agreement”) with the Investment Manager, replacing Pacific Investment Management Company LLC as the Fund’s investment Manager. Subject to the supervision of the Fund’s Board of Directors, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.85% of the Fund’s average daily net assets (including daily net assets attributable to any preferred shares that may be outstanding).

Effective June 10, 2008, the Fund entered into an interim Investment Management Agreement and an interim Administrative Services Agreement with the Investment Manager (the “Interim Agreements”). Pursuant to the interim Investment Management Agreement, the Investment Manager received an annual fee, payable monthly, at an annual rate of 0.82% of the Fund’s average daily net assets. The Investment Manager waived receipt of any such fees in excess of 0.82% of the Fund’s average weekly net assets. Pursuant to the interim Administrative Services Agreement, the Investment Manager received an annual fee, payable monthly, at an annual rate of 0.03% of the Fund’s average daily net assets. The Interim Agreements were later replaced by the Agreement on August 27, 2008.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	31

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

2. Investment Manager/Administrator/Sub-Adviser (continued)

Investment Manager, and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

Prior to June 10, 2008, the Sub-Adviser also served as investment manager and administrator to the Fund and received annual fees, payable monthly of 0.82% and 0.05% of the Fund’s average weekly net assets for investment management and administrative services, respectively.

3. Investment in Securities

Purchases and sales of securities (excluding short-term investments) for the six months ended July 31, 2008, were:

U.S. Government Agency		All Other
Purchases	Sales	Purchases	Sales
$1,899,415,193	$1,980,662,410	$27,820,953	$48,738,617

(a) Futures contracts outstanding at July 31, 2008:

	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	U.S. Treasury Notes 2 yr. Futures	100	$21,200	9/30/08	$3,125
Short:	U.S. Treasury Bond Futures	(202)	(23,331)	9/19/08	(289,659)

					$(286,534)

The Fund pledged $860,100 in cash as collateral for futures contracts.

(b) Credit default swaps contracts outstanding at July 31, 2008:

Swap Counterparty: Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Citigroup:
Bear Stearns	$ 3,000	9/20/12	(4.05)%	$(364,453)
Wachovia	10,000	9/20/13	(2.40)%	36,605
Credit Suisse First Boston:
ABS Home Equity Index	15,500	8/25/37	0.15%	(678,060)
Deutsche Bank:
AIG	3,000	3/20/13	2.10%	(35,351)
Home Equity Index	7,856	7/25/45	0.18%	286,539
Goldman Sachs:
Bear Stearns	2,000	12/20/17	(3.00)%	(298,621)
JPMorgan Chase:
Lennar	2,000	12/20/12	5.40%	(142,861)
Lehman Brothers:
ABX	10,000	7/25/45	0.54%	54,050
Morgan Stanley:
Fannie Mae	5,000	3/20/13	0.72%	66,499

				$(1,075,653)

32	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

(c) Interest rate swap agreements outstanding at July 31, 2008:

	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation (Depreciation)
Swap Counterparty			Payments Made by Fund	Payments Received by Fund
Bank of America	$8,600	12/17/10	4.00%	3-Month USD-LIBOR	$3,961
Bank of America	12,000	1/27/15	3-Month USD-LIBOR	4.57%	140,323
Deutsche Bank	1,200	12/17/28	5.00%	3-Month USD-LIBOR	(14,670)
Deutsche Bank	£4,200	12/15/35	4.00%	6-Month GBP-LIBOR	(24,244)
Deutsche Bank	¥550,000	12/15/35	6-Month JPY-LIBOR	2.50%	196,312
Goldman Sachs	¥555,000	12/15/35	6-Month JPY-LIBOR	2.50%	292,805
HSBC Bank	£9,300	9/15/10	6-Month GBP-LIBOR	5.00%	(378,789)
Merrill Lynch & Co.	$1,900	12/17/23	5.00%	3-Month USD-LIBOR	(19,481)
Merrill Lynch & Co.	509,000	6/19/25	5.70%	3-Month USD-LIBOR	(19,227,574)
Merrill Lynch & Co.	350,000	6/21/26	3-Month USD-LIBOR	5.65%	31,724,308
Merrill Lynch & Co.	104,100	6/21/26	3-Month USD-LIBOR	5.80%	11,328,311
Morgan Stanley	21,750	12/17/18	5.00%	3-Month USD-LIBOR	375,455
Morgan Stanley	245,900	6/19/25	5.70%	3-Month USD-LIBOR	(9,288,920)
Morgan Stanley	245,900	6/21/26	3-Month USD-LIBOR	5.80%	26,759,191
Morgan Stanley	70,600	12/17/28	5.00%	3-Month USD-LIBOR	(296,188)
Royal Bank of Scotland	100	12/17/10	4.00%	3-Month USD-LIBOR	36
Royal Bank of Scotland	200,000	8/21/17	4.428%	3-Month USD-LIBOR	(2,136,926)
Royal Bank of Scotland	200,000	8/21/17	3-Month USD-LIBOR	6.04%	3,114,745
Royal Bank of Scotland	600	12/17/23	5.00%	3-Month USD-LIBOR	3,866
Royal Bank of Scotland	700	12/17/38	5.00%	3-Month USD-LIBOR	(1,152)

					$42,551,369

The Fund received $6,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

£ / GBP – British Pound

¥ / JPY – Japanese Yen

LIBOR – London Inter-Bank Offered Rate

(d) Forward foreign currency contracts outstanding at July 31, 2008:

	U.S.$ Value Origination Date	U.S.$ Value July 31, 2008	Unrealized Appreciation (Depreciation)
Purchased:
457,381,000 Japanese Yen settling 9/8/08	$4,249,193	$4,241,208	$(7,985)
Sold:
1,076,700 Brazilian Real settling 12/2/08	600,000	666,632	(66,632)
6,507,000 Euro settling 8/26/08	10,318,638	10,138,735	179,903
3,828,000 British Pound settling 8/11/08	7,557,959	7,576,696	(18,737)

			$86,549

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	33

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

(e) The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended July 31, 2008, was $242,510,646 at a weighted average interest rate of 2.78%.

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Lehman Brothers	(1.00)%	6/4/08	6/4/10	$1,367,793	$1,370,000
	2.38%	7/14/08	8/13/08	206,357,273	206,112,000
	2.38%	7/24/08	8/13/08	5,891,114	5,888,000

					$213,370,000

Details of underlying collateral for open reverse repurchase agreements at July 31, 2008, as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Principal	Value
Lehman Brothers	Bon-Ton Stores, Inc.	10.25%	3/15/14	$2,000,000	$1,070,000
	Fannie Mae	4.25%	11/25/24	386,584	331,879
	Fannie Mae	5.00%	5/25/16	200,000	201,979
	Fannie Mae	5.00%	12/1/18	23,985	23,824
	Fannie Mae	5.271%	4/1/30	43,511	44,211
	Fannie Mae	5.50%	8/25/14	123,747	126,839
	Fannie Mae	5.50%	7/25/24	125,000	125,596
	Fannie Mae	5.50%	4/1/32	148,138	146,100
	Fannie Mae	5.50%	12/25/32	106,604	108,680
	Fannie Mae	5.50%	12/25/34	887,150	859,952
	Fannie Mae	5.50%	4/25/35	1,370,000	1,313,494
	Fannie Mae	5.53%	9/1/28	26,188	26,621
	Fannie Mae	5.54%	2/1/32	18,273	18,472
	Fannie Mae	5.61%	3/1/32	173,484	175,488
	Fannie Mae	6.00%	2/25/17	107,763	111,478
	Fannie Mae	6.00%	4/25/17	364,763	377,020
	Fannie Mae	6.23%	12/1/28	102,681	103,668
	Fannie Mae	6.50%	5/1/13	66,995	69,602
	Fannie Mae	6.50%	10/1/13	53,851	55,947
	Fannie Mae	6.50%	2/1/14	477,883	496,252
	Fannie Mae	6.50%	6/25/23	344,520	356,950
	Fannie Mae	6.50%	4/1/27	38,174	39,627
	Fannie Mae	6.50%	11/18/27	584,709	609,684
	Fannie Mae	6.50%	1/1/28	13,030	13,518
	Fannie Mae	6.50%	2/1/28	729,281	757,721
	Fannie Mae	6.50%	4/1/28	67,094	69,606
	Fannie Mae	6.50%	9/1/28	156,755	162,625
	Fannie Mae	6.50%	11/1/28	1,069,098	1,109,134
	Fannie Mae	6.50%	1/1/29	140,015	145,244
	Fannie Mae	6.50%	2/1/29	57,734	59,896
	Fannie Mae	6.50%	3/1/29	675,343	700,226
	Fannie Mae	6.50%	4/1/29	106,668	110,596
	Fannie Mae	6.50%	5/1/29	25,906	26,860
	Fannie Mae	6.50%	6/1/29	80,580	83,547

34	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Value
	Fannie Mae	6.50%	7/1/29	$1,083,002	$1,122,881
	Fannie Mae	6.50%	8/1/29	25,074	25,997
	Fannie Mae	6.50%	9/1/29	12,588	13,052
	Fannie Mae	6.50%	8/1/31	112,594	115,701
	Fannie Mae	6.50%	9/25/31	2,144,514	2,228,980
	Fannie Mae	6.50%	10/1/31	137,982	141,749
	Fannie Mae	6.50%	11/1/31	65,039	66,804
	Fannie Mae	6.50%	3/25/32	3,854,740	3,925,377
	Fannie Mae	6.50%	6/1/32	79,615	81,675
	Fannie Mae	6.50%	8/1/32	216,618	221,526
	Fannie Mae	6.50%	9/1/32	124,644	127,379
	Fannie Mae	6.746%	12/1/25	138,308	139,997
	Fannie Mae	6.838%	2/1/27	69,863	70,675
	Fannie Mae	7.00%	6/1/09	77,589	78,259
	Fannie Mae	7.00%	7/18/12	347,247	359,890
	Fannie Mae	7.00%	1/1/13	193,402	202,238
	Fannie Mae	7.00%	2/1/15	29,685	30,966
	Fannie Mae	7.00%	3/1/16	345,848	366,518
	Fannie Mae	7.00%	5/1/16	186,381	195,246
	Fannie Mae	7.00%	11/1/16	233,715	240,660
	Fannie Mae	7.00%	5/1/17	649,208	680,509
	Fannie Mae	7.00%	11/1/17	175,152	183,561
	Fannie Mae	7.00%	7/1/21	915,727	953,218
	Fannie Mae	7.00%	11/1/24	139,521	147,204
	Fannie Mae	7.00%	10/1/25	15,079	15,974
	Fannie Mae	7.00%	11/1/27	14,816	15,696
	Fannie Mae	7.00%	12/1/27	39,568	41,916
	Fannie Mae	7.00%	6/1/28	43,114	45,506
	Fannie Mae	7.00%	2/1/29	62,599	66,042
	Fannie Mae	7.00%	3/1/29	206,046	217,476
	Fannie Mae	7.00%	4/1/29	274,179	290,445
	Fannie Mae	7.00%	5/1/29	93,771	98,932
	Fannie Mae	7.00%	6/1/29	72,863	76,870
	Fannie Mae	7.00%	7/1/29	25,514	26,917
	Fannie Mae	7.00%	9/1/29	118,150	124,648
	Fannie Mae	7.00%	10/1/29	53,235	56,162
	Fannie Mae	7.00%	3/1/30	19,482	20,554
	Fannie Mae	7.00%	4/1/30	9,369,825	9,925,973
	Fannie Mae	7.00%	5/1/30	143,352	151,134
	Fannie Mae	7.00%	4/1/31	31,845	33,574
	Fannie Mae	7.00%	6/1/31	23,137	24,395
	Fannie Mae	7.00%	7/1/31	55,877	58,916
	Fannie Mae	7.00%	8/1/31	123,694	130,423
	Fannie Mae	7.00%	9/1/31	152,481	160,774
	Fannie Mae	7.00%	11/1/31	18,935	19,966
	Fannie Mae	7.00%	12/1/31	216,177	227,938
	Fannie Mae	7.00%	2/1/32	235,562	248,378

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	35

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Value
	Fannie Mae	7.00%	4/1/32	$71,839	$76,198
	Fannie Mae	7.00%	5/1/32	211,444	222,973
	Fannie Mae	7.00%	6/1/32	215,663	227,422
	Fannie Mae	7.00%	7/1/32	75,382	79,492
	Fannie Mae	7.00%	8/1/32	69,981	73,797
	Fannie Mae	7.00%	9/1/33	278,232	291,489
	Fannie Mae	7.00%	11/1/33	390,940	411,878
	Fannie Mae	7.00%	1/1/34	669,946	700,624
	Fannie Mae	7.00%	7/1/34	323,185	340,729
	Fannie Mae	7.00%	2/25/35	127,671	137,134
	Fannie Mae	7.00%	3/1/35	299,271	315,332
	Fannie Mae	7.00%	7/1/36	6,127,191	6,351,216
	Fannie Mae	7.00%	10/25/41	262,678	277,645
	Fannie Mae	7.00%	3/25/45	3,586,362	3,716,923
	Fannie Mae	7.00%	12/1/46	1,577,706	1,642,108
	Fannie Mae	7.00%	1/1/47	847,645	882,247
	Fannie Mae	7.065%	3/1/32	300,000	314,288
	Fannie Mae	7.164%	11/1/27	84,649	85,932
	Fannie Mae	7.50%	6/1/17	959,044	1,003,706
	Fannie Mae	7.50%	12/1/17	71,475	77,243
	Fannie Mae	7.50%	5/1/22	612,898	658,720
	Fannie Mae	7.50%	4/1/24	930,472	999,504
	Fannie Mae	7.50%	7/1/26	57,240	61,764
	Fannie Mae	7.50%	8/1/26	56,377	60,833
	Fannie Mae	7.50%	11/1/26	43,230	46,647
	Fannie Mae	7.50%	1/1/27	9,464	10,212
	Fannie Mae	7.50%	7/1/27	84,610	91,273
	Fannie Mae	7.50%	8/1/27	18,878	20,365
	Fannie Mae	7.50%	12/1/27	37,015	39,930
	Fannie Mae	7.50%	1/1/28	47,037	50,741
	Fannie Mae	7.50%	2/1/28	41,869	45,167
	Fannie Mae	7.50%	9/1/29	20,773	22,385
	Fannie Mae	7.50%	10/1/29	13,045	14,057
	Fannie Mae	7.50%	11/1/29	60,236	64,912
	Fannie Mae	7.50%	12/1/29	46,009	49,580
	Fannie Mae	7.50%	4/1/30	163,257	176,003
	Fannie Mae	7.50%	7/1/31	48,998	52,730
	Fannie Mae	7.50%	7/1/32	1,088,591	1,167,805
	Fannie Mae	7.70%	3/25/23	140,384	150,217
	Fannie Mae	7.75%	3/1/31	89,825	92,886
	Fannie Mae	7.815%	12/1/30	244,193	250,477
	Fannie Mae	8.00%	4/1/19	17,763	18,846
	Fannie Mae	8.00%	9/1/24	553,151	596,909
	Fannie Mae	8.00%	4/1/30	28,725	31,023
	Fannie Mae	8.00%	5/1/30	119,866	129,455
	Fannie Mae	8.00%	7/1/30	65,801	71,065
	Fannie Mae	8.00%	8/1/30	53,542	57,825

36	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Value
	Fannie Mae	8.00%	10/1/30	$13,718	$14,815
	Fannie Mae	8.00%	1/1/31	22,221	23,998
	Fannie Mae	8.00%	3/1/31	18,942	20,552
	Fannie Mae	8.00%	5/1/31	136,759	147,700
	Fannie Mae	8.00%	7/1/31	632,380	686,275
	Fannie Mae	8.00%	8/1/31	49,239	53,172
	Fannie Mae	8.00%	10/1/31	485,710	526,900
	Fannie Mae	8.00%	11/1/31	78,361	84,595
	Fannie Mae	8.00%	1/1/32	37,875	40,888
	Fannie Mae	8.00%	6/1/32	34,379	37,114
	Fannie Mae	8.00%	8/1/32	3,662,155	3,972,836
	Fannie Mae	8.50%	4/1/16	116,093	127,233
	Fannie Mae	8.50%	6/18/27	1,921,909	2,089,028
	Fannie Mae	8.50%	6/25/30	177,132	195,935
	Fannie Mae	9.00%	12/1/19	10,062,057	11,285,283
	Fannie Mae	9.42%	5/15/21	1,401,839	1,554,542
	Fannie Mae	10.087%	7/15/27	470,269	532,336
	Freddie Mac	5.00%	10/15/16	200,000	201,412
	Freddie Mac	5.00%	11/15/16	250,000	254,000
	Freddie Mac	5.50%	12/1/31	100,789	98,803
	Freddie Mac	5.78%	4/1/33	13,067	13,243
	Freddie Mac	6.00%	10/15/12	117,303	120,622
	Freddie Mac	6.00%	9/15/16	438,438	454,147
	Freddie Mac	6.00%	12/15/16	4,953,708	5,132,249
	Freddie Mac	6.00%	4/1/17	1,820,171	1,861,708
	Freddie Mac	6.00%	12/15/28	1,397,880	1,422,066
	Freddie Mac	6.00%	3/1/33	2,715,845	2,731,481
	Freddie Mac	6.00%	4/1/33	79,693	80,575
	Freddie Mac	6.00%	3/15/35	109,871	112,164
	Freddie Mac	6.50%	11/1/16	2,239,852	2,322,546
	Freddie Mac	6.50%	4/15/18	300,000	310,196
	Freddie Mac	6.50%	8/1/21	30,272	31,510
	Freddie Mac	6.50%	10/15/23	3,000,000	3,127,410
	Freddie Mac	6.50%	6/1/29	11,736	12,171
	Freddie Mac	6.50%	6/15/31	18,612,103	19,381,710
	Freddie Mac	6.50%	6/15/32	1,779,635	1,833,182
	Freddie Mac	6.50%	7/15/32	7,377,136	7,709,287
	Freddie Mac	6.50%	7/1/37	8,991,554	9,165,765
	Freddie Mac	6.569%	12/1/26	11,472	11,547
	Freddie Mac	6.783%	9/1/31	142,522	143,508
	Freddie Mac	6.90%	9/15/23	2,231,063	2,333,773
	Freddie Mac	6.95%	7/15/21	1,054,828	1,143,777
	Freddie Mac	7.00%	11/1/10	10,233	10,429
	Freddie Mac	7.00%	9/1/11	2,065,300	2,157,005
	Freddie Mac	7.00%	3/1/12	13,629	14,300
	Freddie Mac	7.00%	7/15/12	233,557	236,584
	Freddie Mac	7.00%	9/1/12	301,213	316,025

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	37

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Value
	Freddie Mac	7.00%	10/1/12	$39,204	$41,132
	Freddie Mac	7.00%	11/1/12	26,090	27,373
	Freddie Mac	7.00%	12/1/12	31,658	33,215
	Freddie Mac	7.00%	7/1/13	1,360,596	1,421,010
	Freddie Mac	7.00%	1/1/14	19,863	20,805
	Freddie Mac	7.00%	9/1/14	793,135	831,291
	Freddie Mac	7.00%	11/1/14	177,280	185,917
	Freddie Mac	7.00%	7/1/15	51,124	53,668
	Freddie Mac	7.00%	8/1/15	18,349	19,262
	Freddie Mac	7.00%	4/1/16	60,946	63,877
	Freddie Mac	7.00%	7/1/16	64,080	67,232
	Freddie Mac	7.00%	11/1/16	16,414	17,203
	Freddie Mac	7.00%	3/1/17	44,428	46,669
	Freddie Mac	7.00%	6/1/17	1,523,588	1,594,926
	Freddie Mac	7.00%	8/1/21	1,291,365	1,342,574
	Freddie Mac	7.00%	9/1/21	1,517,937	1,578,131
	Freddie Mac	7.00%	1/15/24	2,000,000	2,093,606
	Freddie Mac	7.00%	3/15/24	100,000	105,864
	Freddie Mac	7.00%	7/1/24	13,293	14,004
	Freddie Mac	7.00%	9/15/25	1,184,880	1,253,348
	Freddie Mac	7.00%	7/1/26	3,065,476	3,210,810
	Freddie Mac	7.00%	7/15/27	1,513,353	1,586,353
	Freddie Mac	7.00%	3/15/29	4,311,000	4,559,518
	Freddie Mac	7.00%	3/1/31	155,643	164,112
	Freddie Mac	7.00%	6/15/31	2,557,600	2,675,202
	Freddie Mac	7.00%	10/1/31	1,039,870	1,096,450
	Freddie Mac	7.00%	1/1/32	478,413	507,673
	Freddie Mac	7.00%	3/1/32	28,887	30,664
	Freddie Mac	7.00%	4/1/32	155,827	164,223
	Freddie Mac	7.00%	1/1/36	649,031	684,345
	Freddie Mac	7.00%	6/1/36	10,812,923	11,208,271
	Freddie Mac	7.00%	7/1/36	1,263,497	1,309,694
	Freddie Mac	7.00%	8/1/36	9,872,088	10,233,035
	Freddie Mac	7.00%	9/1/36	7,993,749	8,286,021
	Freddie Mac	7.00%	11/1/36	3,368,871	3,494,609
	Freddie Mac	7.00%	12/1/36	1,039,825	1,077,844
	Freddie Mac	7.00%	1/1/37	8,913,717	9,239,625
	Freddie Mac	7.50%	1/1/16	139,434	145,880
	Freddie Mac	7.50%	5/15/24	1,325,000	1,409,789
	Freddie Mac	7.50%	8/1/24	532,854	573,383
	Freddie Mac	7.50%	12/1/25	22,481	24,324
	Freddie Mac	7.50%	2/1/26	19,408	20,999
	Freddie Mac	7.50%	3/1/26	29,732	32,166
	Freddie Mac	7.50%	4/1/26	47,822	51,737
	Freddie Mac	7.50%	5/1/26	26,521	28,692
	Freddie Mac	7.50%	6/1/26	364,778	394,639
	Freddie Mac	7.50%	7/1/26	256,519	277,518

38	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Value
	Freddie Mac	7.50%	8/1/26	$46,367	$50,163
	Freddie Mac	7.50%	11/1/26	14,821	16,034
	Freddie Mac	7.50%	12/1/26	645,699	698,557
	Freddie Mac	7.50%	3/15/28	287,573	296,251
	Freddie Mac	7.50%	4/1/30	14,756	15,916
	Freddie Mac	7.50%	11/1/30	22,184	23,927
	Freddie Mac	7.50%	12/1/30	1,419,884	1,536,119
	Freddie Mac	7.50%	5/1/32	1,072,930	1,160,914
	Freddie Mac	7.50%	7/1/33	298,472	314,104
	Freddie Mac	7.50%	3/1/37	1,485,339	1,556,635
	Freddie Mac	8.00%	8/15/22	110,536	118,778
	Freddie Mac	8.00%	7/1/24	45,380	49,110
	Freddie Mac	8.00%	8/1/24	72,207	78,142
	Freddie Mac	8.00%	12/1/26	882,346	954,459
	Freddie Mac	8.00%	4/15/30	292,769	317,259
	Freddie Mac	8.50%	4/15/22	421,560	442,200
	Freddie Mac	8.50%	10/1/30	541,211	580,263
	Ginnie Mae	5.50%	6/20/35	448,015	451,870
	Ginnie Mae	7.00%	7/15/25	38,568	41,289
	Ginnie Mae	7.00%	9/15/25	61,959	66,345
	Ginnie Mae	7.00%	11/15/25	16,544	17,715
	Ginnie Mae	7.00%	12/15/25	9,545	10,220
	Ginnie Mae	7.00%	3/15/26	49,378	52,853
	Ginnie Mae	7.00%	6/15/26	66,814	71,527
	Ginnie Mae	7.50%	10/15/25	19,824	21,329
	Ginnie Mae	7.50%	3/15/26	167,878	180,594
	Ginnie Mae	7.50%	9/15/26	430,097	462,674
	Ginnie Mae	7.50%	12/15/26	10,998	11,831
	Ginnie Mae	7.50%	3/15/27	82,005	88,194
	Ginnie Mae	7.50%	4/15/27	358,349	385,391
	Ginnie Mae	7.50%	5/15/27	9,963	10,715
	Ginnie Mae	7.50%	6/15/27	136,782	147,104
	Ginnie Mae	7.50%	7/15/27	174,892	188,090
	Ginnie Mae	7.50%	8/15/27	60,382	64,939
	Ginnie Mae	7.50%	12/15/27	79,575	85,583
	Ginnie Mae	7.50%	1/15/28	459,640	494,097
	Ginnie Mae	7.50%	2/15/28	107,659	115,730
	Ginnie Mae	7.50%	1/15/29	172,454	185,304
	Ginnie Mae	7.50%	2/15/29	234,743	252,234
	Ginnie Mae	7.50%	3/15/29	178,523	191,825
	Ginnie Mae	8.00%	1/15/17	12,092	13,128
	Ginnie Mae	8.00%	3/15/17	14,518	15,761
	Ginnie Mae	8.00%	4/15/17	23,605	25,625
	Ginnie Mae	8.00%	5/15/17	14,775	16,040
	Ginnie Mae	8.00%	6/15/17	19,667	21,350
	Ginnie Mae	8.00%	7/15/17	12,618	13,699
	Ginnie Mae	8.00%	11/15/21	9,313	10,151

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	39

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

3. Investment in Securities (continued)

Counterparty	Description	Rate	Maturity Date	Principal	Value
	Ginnie Mae	8.00%	4/15/22	$10,915	$11,909
	Ginnie Mae	8.00%	11/15/22	9,690	10,562
	Ginnie Mae	8.50%	4/15/23	9,588	10,573
	Ginnie Mae	8.50%	2/15/31	12,168	13,342
	Ginnie Mae	9.00%	6/15/16	18,078	19,692
	Ginnie Mae	9.00%	11/15/16	76,359	83,176
	Ginnie Mae	9.00%	12/15/16	100,334	109,291
	Ginnie Mae	9.00%	9/15/17	67,067	73,277
	Ginnie Mae	9.00%	12/15/17	79,236	87,972
	Ginnie Mae	9.00%	3/15/18	73,118	79,964
	Ginnie Mae	9.00%	5/15/18	140,879	154,070
	Ginnie Mae	9.00%	6/15/18	24,373	26,656
	Ginnie Mae	9.00%	10/15/19	450,861	493,655
	Ginnie Mae	9.00%	11/15/19	187,709	205,525
	Ginnie Mae	9.00%	1/15/20	127,902	140,201

					$226,967,697

4. Income Tax Information

The cost basis of portfolio securities of $884,578,852 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $6,225,094; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $23,863,112; and net unrealized depreciation for federal income tax purposes is $17,638,018.

5. Subsequent Dividend Declarations

On August 1, 2008, a dividend of $0.065 per share was declared to shareholders payable September 2, 2008 to shareholders of record on August 11, 2008.

On September 2, 2008, a dividend of $0.065 per share was declared to shareholders payable October 1, 2008 to shareholders of record on September 12, 2008.

6. Legal Proceedings

In June and September 2004, the Investment Manager, and certain of its affiliates (including Allianz Global Investors Distributors LLC, PEA Capital LLC (“ PEA”) and Allianz Global Investors of America L.P., agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements proceedings discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any

40	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Notes to Financial Statements

July 31, 2008 (unaudited)

6. Legal Proceedings (continued)

potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

7. Appointment of New Director

In June 2008, the Fund’s Board of Directors appointed Diana L. Taylor as a Director.

Subsequent Event – Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including to some extent the Fund. Such events occurring subsequent to the date of this report have included, but are not limited to, the seizure of the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, and the bankruptcy filing of Lehman Brothers, and sale of Merrill Lynch to Bank of America, and the U.S. Government bailout of AIG. These companies represent investment banks with which the Fund may conduct business, and/or whose securities are or may be held by the Fund. The potential investment of the Fund’s investments in these issuers, and the financial sector in general, as reflected in the Fund’s Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events. U.S. Government Agency securities and collateral received by the Fund under various arrangements may include bonds issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	41

PIMCO Strategic Global Government Fund, Inc. Financial Highlights
For a share outstanding throughout each period:

	Six Months ended July 31, 2008 (unaudited)		Year ended January 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.84		$10.12	$10.39	$11.01	$11.41	$11.33
Investment Operations:
Net investment income	0.44		0.60 (1)	0.65 (1)	0.75 (1)	0.82 (1)	0.78 (1)
Net realized and change in unrealized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	(0.72)		(0.07)	(0.09)	(0.48)	(0.23)	0.21
Total from investment operations	(0.28)		0.53	0.56	0.27	0.59	0.99
Dividends to Shareholders from Net Investment Income	(0.39)		(0.81)	(0.83)	(0.89)	(0.99)	(0.91)
Net asset value, end of period	$9.17		$9.84	$10.12	$10.39	$11.01	$11.41
Market price, end of period	$9.80		$10.39	$11.14	$11.58	$12.88	$12.41
Total Investment Return (2)	(1.35)%		1.02%	4.21%	(2.95)%	13.36%	12.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$347,764		$371,168	$378,385	$382,618	$399,268	$407,099
Ratio of expenses to average net assets, including interest expense	3.07	%(3)(4)	5.48%	3.03%	1.52%	1.06%	1.05%
Ratio of expenses to average net assets, excluding interest expense	1.17	%(3)(4)	1.07%	1.06%	1.06%	1.05%	1.04%
Ratio of net investment income to average net assets	9.25	%(4)	5.98%	6.42%	6.99%	7.38%	6.84%
Portfolio turnover	21%		154%	123%	361%	224%	446%
(1)	Per share amounts based on average number of shares outstanding during the period.
(2)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale of share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(r) in Notes to Financial Statements).
(4)	Annualized.

42	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08	See accompanying Notes to Financial Statements

PIMCO Strategic Global Government Fund, Inc. Matters Relating to the Directors’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Directors (the “Directors”) and a majority of the non-interested (“Independent”) Directors, voting separately, approve the Fund’s Investment Management Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Portfolio Management Agreement (the “Sub-Advisory Agreement”) between the Investment Manager and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser). The Directors met on June 10, 2008 (the “contract review meeting”) for the specific purpose of considering whether to approve (i) the interim Investment Management Agreement and interim Administrative Services Agreement with the Investment Manager and the interim Portfolio Management Agreement between the Investment Manager and PIMCO (together the “Interim Agreements”), each for a maximum period of 150 days starting from June 10, 2008, pending Shareholder approval of the Advisory Agreement and Sub-Advisory Agreement and (ii) the Advisory Agreement and the Sub-Advisory Agreement (together with the Interim Agreements, the “Agreements”). The Independent Directors were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Directors, including a majority of the Independent Directors, concluded that 1) the Interim Agreements should be approved for an interim period according to their terms and 2) the Advisory Agreement and the Sub-Advisory Agreement should be approved. The Advisory Agreement and the Sub-Advisory Agreement were approved by shareholders at a special meeting of the stockholders held on August 27, 2008.

In connection with their deliberations regarding the approval of the Agreements, the Directors, including the Independent Directors, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Directors considered the nature, quality, and extent of the various investment management, administrative and other services to be performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Directors received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return performance for various time periods of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper, (ii) information on the management fees and other expenses of comparable funds identified by Lipper (iii) an estimate of the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund, (iv) descriptions of various functions to be performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Directors’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Directors and not the result of any single factor. Some of the factors that figured particularly in the Directors’ deliberations are described below, although individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Directors examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Investment Manager’s and the Sub-Adviser’s

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	43

PIMCO Strategic Global Government Fund, Inc. Matters Relating to the Directors’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager would be responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Directors considered, among other information, the Fund’s management fee and the estimated total expense ratio as a percentage of anticipated average daily total managed assets and the total expense ratios of comparable funds identified by Lipper. The Directors noted that the total advisory and administrative fees paid by the Fund under the prior agreements with PIMCO was 0.87% of the Fund’s average weekly net assets and under the Advisory Agreements would be 0.85% of the Fund’s average daily net assets.

The Directors specifically took note of how the Fund compared to its Lipper peers as to total expense ratio. The Directors found the Fund’s total expenses to be higher than the median. The Directors noted that while the Fund will not be charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers. Thus, the Directors, at the recommendation of the Investment Manager, considered the total expense ratio of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management, administrative services and other non-management services would be subsumed within the total expense ratio.

The Directors also considered that PIMCO does not manage closed-end bond funds or other types of accounts with similar investment objectives to that of the Fund.

Based on the anticipated profitability analysis provided by the Investment Manager, the Directors also considered the estimate of the profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability was not excessive in light of the nature, scope and quality of services provided to the Fund.

The Directors also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Directors did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Directors considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Directors concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

44	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	7.31.08

PIMCO Strategic Global Government Fund, Inc. Shareholder Meetings Results/ Proxy Voting Policies & Procedures (unaudited)

Shareholder Meetings Results:

The Fund held its annual meeting of shareholders on June 9, 2008. Shareholders voted to elect as new Directors of the Fund: Hans W. Kertess, (Chairman of the Board of Directors), Paul Belica, Robert E. Connor, John J. Dalessandro II, John C. Maney, William B. Ogden, IV and R. Peter Sullivan III as indicated below:

		Affirmative	Withheld Authority	Against
Class I Directors:	Election of John J. Dalessandro II to serve until 2010*	27,652,391	397,901	—
	Election of William B. Ogden, IV to serve until 2010	27,680,634	369,658	—
Class II Directors:	Election of Hans W. Kertess to serve until 2011	27,672,083	378,209	—
	Election of John C. Maney to serve until 2011	27,673,981	376,311	—
	Election of R. Peter Sullivan III to serve until 2011	27,676,944	373,348	—
Class III Directors:	Election of Paul Belica to serve until 2009	27,634,872	415,420	—
	Election of Robert E. Connor to serve until 2009	27,654,278	396,014	—

* Mr. Dalessandro II served as a Class I Director of the Fund until his death on September 14, 2008.

The Fund held a special meeting of shareholders on August 27, 2008. Shareholders voted to approve the following proposals:

		For	Against	Abstain
Proposal One:	To approve a new Investment Management Agreement between the Fund and Allianz Global Investors Fund Management (“AGIFM”) LLC	17,784,065	875,233	705,768
Proposal Two:	To approve a new Portfolio Management Agreement relating to the Fund between AGIFM and Pacific Investment Management Company LLC	17,791,194	877,707	696,162

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report	45

Directors and Principal Officers
Hans W. Kertess Director, Chairman of the Board of Directors	Brian S. Shlissel President & Chief Executive Officer
Paul Belica Director	Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Robert E. Connor Director	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
John C. Maney Director	Scott Whisten Assistant Treasurer
William B. Ogden, IV Director	Richard J. Cochran Assistant Treasurer
R. Peter Sullivan III Director	Youse E. Guia Chief Compliance Officer
Diana L. Taylor Director	William V. Healey Assistant Secretary
Richard H. Kirk Assistant Secretary
Kathleen A. Chapman Assistant Secretary
Lagan Srivastava Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas,

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Strategic Global Government Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination of an independent registered accounting firm, who did not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On August 18, 2008, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

7.31.08	PIMCO Strategic Global Government Fund, Inc. Semi-Annual Report

ITEM 2.	CODE OF ETHICS

Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant’s Board of Directors adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Global Investors website at www.allianzinvestors.com. Appendix B to the Nominating Committee Charter includes “Procedures for Shareholders to Submit Nominee Candidates,” which sets forth the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant’s Secretary, at the address of the principal executive offices of the Registrant and that there have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasures, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Strategic Global Government Fund, Inc.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 8, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 8, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 8, 2008